UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-04760

DWS Advisor Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2010

ITEM 1.	REPORT TO STOCKHOLDERS

  APRIL 30, 2010

Semiannual Report to Shareholders

DWS Core Fixed Income Fund

Contents

4 Performance Summary

7 Information About Your Fund's Expenses

9 Portfolio Summary

11 Investment Portfolio

17 Financial Statements

21 Financial Highlights

27 Notes to Financial Statements

37 Summary of Management Fee Evaluation by Independent Fee Consultant

42 Account Management Resources

44 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. In the current market environment, mortgage backed securities are experiencing increased volatility. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2010

Average Annual Total Returns as of 4/30/10
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	2.97%	10.73%	-0.76%	0.96%	4.19%
Class B	2.48%	9.89%	-1.51%	0.20%	3.40%
Class C	2.59%	10.00%	-1.51%	0.22%	3.41%
Adjusted for the Maximum Sales Charge
Class A (max 4.50% load)	-1.66%	5.75%	-2.27%	0.04%	3.71%
Class B (max 4.00% CDSC)	-1.52%	6.89%	-2.10%	0.03%	3.40%
Class C (max 1.00% CDSC)	1.59%	10.00%	-1.51%	0.22%	3.41%
No Sales Charges
Class R	2.73%	10.41%	-1.01%	0.72%	3.94%
Class S	2.94%	10.93%	-0.53%	1.14%	4.31%
Institutional Class	2.99%	11.00%	-0.55%	1.19%	4.44%
Barclays Capital US Aggregate Bond Index+	2.54%	8.30%	6.32%	5.38%	6.43%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2010 are 1.05%, 1.84%, 1.74%, 1.35%, 0.76% and 0.68% for Class A, Class B, Class C, Class R, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B and C shares for the periods prior to their inception on June 28, 2002, Class R shares on October 1, 2003 and Class S shares on February 1, 2005 are derived from the historical performance of Institutional Class shares of DWS Core Fixed Income Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Core Fixed Income Fund — Class A [] Barclays Capital US Aggregate Bond Index+

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ Barclays Capital US Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class R	Class S	Institutional Class
Net Asset Value: 4/30/10	$ 9.16	$ 9.15	$ 9.16	$ 9.20	$ 9.15	$ 9.15
10/31/09	$ 9.04	$ 9.04	$ 9.04	$ 9.09	$ 9.04	$ 9.04
Distribution Information: Six Months as of 4/30/10: Income Dividends	$ .15	$ .11	$ .11	$ .14	$. .15	$ .16
April Income Dividend	$ .0222	$ .0166	$ .0166	$ .0205	$ .0234	$ .0242
SEC 30-day Yield as of 4/30/10++	2.59%	1.98%	1.97%	2.47%	2.87%	2.97%
Current Annualized Distribution Rate as of 4/30/10++	2.95%	2.21%	2.20%	2.71%	3.11%	3.22%
++ The SEC yield is net investment income per share earned over the month ended April 30, 2010, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 2.03%, 1.82%, 1.80%, 2.41% and 2.74% for Class A, B, C, R and S shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2010. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 2.39%, 2.05%, 2.03%, 2.65% and 2.98% for Class A, B, C, R and S shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.
Lipper Rankings — Intermediate Investment Grade Debt Funds Category as of 4/30/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	423	of	554	77
3-Year	437	of	465	94
5-Year	370	of	398	93
Class B 1-Year	459	of	554	83
3-Year	442	of	465	95
5-Year	380	of	398	96
Class C 1-Year	451	of	554	82
3-Year	441	of	465	95
5-Year	379	of	398	95
Class R 1-Year	435	of	554	79
3-Year	438	of	465	94
5-Year	375	of	398	94
Class S 1-Year	414	of	554	75
3-Year	434	of	465	94
5-Year	369	of	398	93
Institutional Class 1-Year	411	of	554	75
3-Year	435	of	465	94
5-Year	368	of	398	93
10-Year	211	of	230	92

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2009 to April 30, 2010).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2010
Actual Fund Return	Class A	Class B	Class C	Class R	Class S	Institutional Class
Beginning Account Value 11/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/10	$ 1,029.70	$ 1,024.80	$ 1,025.90	$ 1,027.30	$ 1,029.40	$ 1,029.90
Expenses Paid per $1,000*	$ 4.33	$ 8.08	$ 8.09	$ 5.58	$ 3.57	$ 3.07
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class R	Class S	Institutional Class
Beginning Account Value 11/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/10	$ 1,020.53	$ 1,016.81	$ 1,016.81	$ 1,019.29	$ 1,021.27	$ 1,021.77
Expenses Paid per $1,000*	$ 4.31	$ 8.05	$ 8.05	$ 5.56	$ 3.56	$ 3.06
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class R	Class S	Institutional Class
DWS Core Fixed Income Fund	.86%	1.61%	1.61%	1.11%	.71%	.61%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation (As a % of Net Assets)	4/30/10	10/31/09

Government & Agency Obligations	30%	16%
Mortgage-Backed Securities Pass-Throughs	26%	37%
Corporate Bonds	19%	26%
Cash Equivalents and Other Assets and Liabilities, net	10%	6%
Municipal Bonds and Notes	6%	5%
Commercial Mortgage-Backed Securities	6%	7%
Collateralized Mortgage Obligations	2%	2%
Asset-Backed	1%	1%
	100%	100%
Sector Diversification (As a % of Corporate Bonds)	4/30/10	10/31/09

Financials	42%	46%
Consumer Staples	14%	9%
Energy	12%	11%
Health Care	10%	7%
Consumer Discretionary	7%	10%
Utilities	5%	5%
Industrials	4%	4%
Materials	4%	4%
Telecommunication Services	2%	4%
	100%	100%
Quality	4/30/10	10/31/09

US Government and Agencies	54%	49%
AAA*	16%	18%
AA	3%	2%
A	7%	11%
BBB	17%	17%
BB	—	1%
Not Rated	3%	2%
	100%	100%

Asset allocation, sector diversification and quality are subject to change.

* Includes cash equivalents.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

Effective Maturity	4/30/10	10/31/09

Under 1 year	12%	7%
1-4.99 years	44%	38%
5-9.99 years	32%	47%
10-14.99 years	2%	2%
15 years or greater	10%	6%
	100%	100%

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any maturity shortening features.

Weighted average effective maturity: 6.2 years and 6.5 years, respectively.

Effective maturity is subject to change.

For more complete details about the Fund's investment portfolio, see page 10. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the Fund's portfolio holdings is also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of April 30, 2010 (Unaudited)

	Principal Amount ($)	Value ($)

Corporate Bonds 19.1%
Consumer Discretionary 1.4%
CBS Corp., 7.875%, 7/30/2030	2,500,000	2,837,570
DirecTV Holdings LLC, 144A, 6.35%, 3/15/2040	1,892,000	1,954,347
NBC Universal, Inc., 144A, 5.15%, 4/30/2020	650,000	657,586
Time Warner Cable, Inc., 8.75%, 2/14/2019	750,000	939,751
Viacom, Inc., 6.25%, 4/30/2016	811,000	909,986
		7,299,240
Consumer Staples 2.6%
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019	3,100,000	3,731,272
CVS Caremark Corp.:
6.125%, 9/15/2039	1,750,000	1,794,574
6.25%, 6/1/2027	2,663,000	2,851,564
Kraft Foods, Inc., 5.375%, 2/10/2020	5,400,000	5,600,956
		13,978,366
Energy 2.2%
Anadarko Petroleum Corp., 6.45%, 9/15/2036	2,490,000	2,586,617
DCP Midstream LLC, 144A, 9.75%, 3/15/2019	2,330,000	3,033,958
Enterprise Products Operating LLC:
4.6%, 8/1/2012	700,000	739,043
Series M, 5.65%, 4/1/2013	830,000	897,893
Series B, 7.5%, 2/1/2011	1,525,000	1,592,884
Kinder Morgan Energy Partners LP, 6.5%, 9/1/2039	2,050,000	2,172,766
Williams Partners LP, 144A, 6.3%, 4/15/2040	940,000	973,742
		11,996,903
Financials 8.0%
American Express Co., 7.0%, 3/19/2018	3,400,000	3,887,591
Bank of America Corp.:
5.75%, 12/1/2017 (a)	4,310,000	4,403,208
6.5%, 8/1/2016	525,000	566,296
7.625%, 6/1/2019	150,000	171,228
Barclays Bank PLC:
Series 1, 5.0%, 9/22/2016	1,210,000	1,253,664
5.2%, 7/10/2014 (a)	1,165,000	1,249,520
Citigroup, Inc., 8.5%, 5/22/2019 (a)	3,000,000	3,541,584
Credit Suisse AG, 5.4%, 1/14/2020	720,000	733,013
General Electric Capital Corp., 5.625%, 5/1/2018	4,000,000	4,238,400
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	2,400,000	2,214,386
KeyBank NA, 5.7%, 11/1/2017	1,900,000	1,917,476
Lincoln National Corp., 8.75%, 7/1/2019	1,475,000	1,839,962
Merrill Lynch & Co., Inc., Series C, 5.45%, 7/15/2014	445,000	470,186
Metropolitan Life Global Funding I, 144A, 5.125%, 4/10/2013	1,670,000	1,796,788
Morgan Stanley, Series F, 6.0%, 4/28/2015	2,110,000	2,254,733
PNC Funding Corp., 5.25%, 11/15/2015	2,750,000	2,923,839
Principal Financial Group, Inc., 7.875%, 5/15/2014	2,150,000	2,445,034
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014	1,120,000	1,198,468
6.2%, 1/15/2015	820,000	911,552
7.375%, 6/15/2019	460,000	541,811
Simon Property Group LP, (REIT), 6.75%, 5/15/2014	945,000	1,056,047
Telecom Italia Capital SA, 5.25%, 11/15/2013	2,871,000	3,022,801
		42,637,587
Health Care 2.0%
Express Scripts, Inc.:
6.25%, 6/15/2014	1,480,000	1,659,808
7.25%, 6/15/2019	2,155,000	2,547,801
Medco Health Solutions, Inc., 7.125%, 3/15/2018	3,400,000	3,949,569
Quest Diagnostics, Inc., 6.95%, 7/1/2037	2,130,000	2,433,853
		10,591,031
Industrials 0.8%
CSX Corp.:
6.15%, 5/1/2037	1,750,000	1,828,115
6.25%, 3/15/2018	2,200,000	2,453,050
		4,281,165
Materials 0.7%
Dow Chemical Co., 8.55%, 5/15/2019 (a)	3,000,000	3,665,751
Telecommunication Services 0.4%
American Tower Corp., 7.0%, 10/15/2017	1,724,000	1,926,570
Utilities 1.0%
FirstEnergy Solutions Corp., 6.8%, 8/15/2039	2,316,000	2,321,833
Sempra Energy, 6.5%, 6/1/2016	2,600,000	2,956,106
		5,277,939
Total Corporate Bonds (Cost $91,327,466)		101,654,552

Mortgage-Backed Securities Pass-Throughs 26.3%
Federal Home Loan Mortgage Corp.:
4.5%, 9/1/2020	11,411,039	11,950,924
5.0%, with various maturities from 2/1/2021 until 4/1/2035	7,703,011	8,151,336
5.5%, with various maturities from 10/1/2023 until 1/1/2034	4,127,573	4,393,032
6.0%, 3/1/2038	2,247,436	2,406,601
6.5%, 2/1/2038	827,247	900,212
Federal National Mortgage Association:
3.629%*, 3/1/2036	10,697,843	11,286,224
4.5%, with various maturities from 8/1/2033 until 10/1/2033	6,430,886	6,584,119
4.839%*, 8/1/2037	5,264,047	5,540,568
5.0%, with various maturities from 8/1/2033 until 9/1/2035	25,913,865	27,069,171
5.5%, with various maturities from 2/1/2025 until 5/1/2035 (b)	28,387,527	30,020,362
6.0%, with various maturities from 10/1/2022 until 12/1/2035 (b)	20,635,600	22,115,245
6.5%, with various maturities from 5/1/2023 until 4/1/2037 (b)	8,959,846	9,756,221
Total Mortgage-Backed Securities Pass-Throughs (Cost $134,544,572)		140,174,015

Asset-Backed 1.5%
Automobile Receivables 0.8%
Household Automotive Trust, "A4", Series 2006-1, 5.52%, 3/18/2013	4,306,987	4,374,820
Credit Card Receivables 0.6%
Citibank Omni Master Trust, "A8", Series 2009-A8, 144A, 2.354%*, 5/16/2016	3,000,000	3,033,340
Manufactured Housing Receivables 0.1%
Green Tree Financial Corp., "A4", Series 1996-2, 7.2%, 4/15/2026	242,702	244,595
Total Asset-Backed (Cost $7,592,319)		7,652,755

Commercial Mortgage-Backed Securities 5.6%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2007-2, 5.867%*, 4/10/2049	4,900,000	4,794,529
"A4", Series 2007-4, 5.935%*, 2/10/2051	6,989,022	7,160,283
Bear Stearns Commercial Mortgage Securities, "A4", Series 2007-PW18, 5.7%, 6/11/2050	6,923,000	6,884,523
Credit Suisse Mortgage Capital Certificates, "A3", Series 2006-C3, 6.019%*, 6/15/2038	4,000,000	4,128,273
LB-UBS Commercial Mortgage Trust:
"A3", Series 2006-C7, 5.347%, 11/15/2038	2,500,000	2,509,878
"A4", Series 2007-C6, 5.858%*, 7/15/2040	4,500,000	4,503,529
Total Commercial Mortgage-Backed Securities (Cost $26,693,468)		29,981,015

Collateralized Mortgage Obligations 2.3%
Chase Mortgage Finance Corp., "A1", Series 2003-S2, 5.0%, 3/25/2018	4,518	4,587
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.823%*, 2/25/2048	5,919,154	5,935,990
Federal Home Loan Mortgage Corp.:
"NE", Series 2802, 5.0%, 2/15/2033	90,000	95,701
"TE", Series 2827, 5.0%, 4/15/2033	65,000	69,016
"PE", Series 2864, 5.0%, 6/15/2033	40,000	42,367
"KE", Series 2934, 5.0%, 11/15/2033	53,000	56,242
Federal National Mortgage Association:
"EC", Series 2005-15, 5.0%, 10/25/2033	80,000	84,728
"PE", Series 2005-14, 5.0%, 12/25/2033	90,000	95,311
"J", Series 1998-36, 6.0%, 7/18/2028	2,367,892	2,481,387
"PH", Series 1999-19, 6.0%, 5/25/2029	3,115,669	3,374,961
Total Collateralized Mortgage Obligations (Cost $11,630,747)		12,240,290

Government & Agency Obligations 29.8%
US Treasury Obligations
US Treasury Bill, 0.185%**, 9/16/2010 (c)	396,000	395,713
US Treasury Bonds:
4.75%, 2/15/2037 (a)	17,000,000	17,738,446
5.375%, 2/15/2031 (a)	10,000,000	11,353,120
US Treasury Notes:
1.375%, 2/15/2012 (a)	37,500,000	37,841,325
1.75%, 1/31/2014 (a)	80,000,000	79,581,280
3.625%, 2/15/2020 (a)	12,000,000	11,964,372
Total Government & Agency Obligations (Cost $157,391,143)		158,874,256

Municipal Bonds and Notes 6.0%
Illinois, State General Obligation, 4.421%, 1/1/2015 (d)	1,000,000	1,017,720
Los Angeles, CA, Community Redevelopment Agency, Community Redevelopment Financing Authority Revenue, Series L, 6.02%, 9/1/2021 (e)	6,480,000	6,133,190
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043	750,000	820,493
Pomona, CA, Pension Obligation, Series AR, 5.732%, 7/1/2025 (e)	2,245,000	2,012,193
Pueblo of Santa Ana, NM, Certificates of Participation, "A", 5.875%, 4/1/2024	7,020,000	6,132,040
Rancho Cordova, CA, Certificates of Partnership, City Hall Acquisition, Series B, 5.65%, 2/1/2024 (e)	4,340,000	3,977,914
Riverside, CA, Public Financing Authority, Tax Allocation Revenue, University Corridor, Series D, 5.89%, 8/1/2032 (e)	925,000	727,466
West Virginia, State General Obligation, Jobs Inventory Trust Board:
Series A, Zero Coupon, 1/22/2012	1,300,000	1,175,941
Series A, 144A, Zero Coupon, 6/12/2013	1,500,000	1,239,765
Series C, 144A, Zero Coupon, 7/31/2013	3,500,000	2,865,520
Wilkes Barre, PA, General Obligation, Series C, 5.48%, 11/15/2024 (e)	6,315,000	5,803,801
Total Municipal Bonds and Notes (Cost $33,680,072)		31,906,043

	Shares	Value ($)

Securities Lending Collateral 31.3%
Daily Assets Fund Institutional, 0.25% (f) (g) (Cost $166,878,464)	166,878,464	166,878,464

Cash Equivalents 14.8%
Central Cash Management Fund, 0.21% (f) (Cost $78,825,393)	78,825,393	78,825,393

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $708,563,644)+	136.7	728,186,783
Other Assets and Liabilities, Net (a)	(36.7)	(195,424,356)
Net Assets	100.0	532,762,427
* These securities are shown at their current rate as of April 30, 2010. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $709,454,267. At April 30, 2010, net unrealized appreciation for all securities based on tax cost was $18,732,516. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,627,940 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,895,424.
(a) All or a portion of these securities were on loan, amounting to $160,661,704. In addition, included in other assets and liabilities, net are pending sales, amounting to $2,295,443, that are also on loan (see Notes to Financial Statements). The value of all securities loaned at April 30, 2010 amounted to $162,957,147, which is 30.6% of net assets.
(b) Delayed delivery security included.
(c) At April 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d) Taxable issue.
(e) Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	1.4
National Public Finance Guarantee Corp.	1.3

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage- or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

At April 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
10-Year US Treasury Note	USD	6/21/2010	300	35,371,875	(174,038)
Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income (h)
Corporate Bonds	$ —	$ 101,654,552	$ —	$ 101,654,552
Mortgage-Backed Securities Pass-Throughs	—	140,174,015	—	140,174,015
Asset-Backed	—	7,652,755	—	7,652,755
Commercial Mortgage-Backed Securities	—	29,981,015	—	29,981,015
Collateralized Mortgage Obligations	—	12,240,290	—	12,240,290
Government & Agency Obligations	—	158,478,543	—	158,478,543
Municipal Bonds and Notes	—	31,906,043	—	31,906,043
Short-Term Investments (h)	245,703,857	395,713	—	246,099,570
Total	$ 245,703,857	$ 482,482,926	$ —	$728,186,783
Liabilities
Derivatives (i)	$ (174,038)	$ —	$ —	$ (174,038)
Total	$ (174,038)	$ —	$ —	$ (174,038)
(h) See Investment Portfolio for additional detailed categorizations.
(i) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of April 30, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $462,859,787) — including $160,661,704 of securities loaned	$ 482,482,926
Investment in Daily Assets Fund Institutional (cost $166,878,464)*	166,878,464
Investment in Central Cash Management Fund (cost $78,825,393)	78,825,393
Total investments, at value (cost $708,563,644)	728,186,783
Receivable for investments sold	36,734,270
Receivable for delayed delivery securities sold	91,318,265
Receivable for Fund shares sold	253,445
Interest receivable	3,602,549
Foreign taxes recoverable	4,045
Other assets	61,275
Total assets	860,160,632
Liabilities
Cash overdraft	4,243,270
Payable for investments purchased	32,481,000
Payable for delayed delivery securities purchased	119,659,788
Payable for Fund shares redeemed	2,944,735
Payable upon return of securities loaned	166,878,464
Payable for daily variation margin on open futures contracts	140,625
Distributions payable	167,228
Accrued management fee	179,037
Other accrued expenses and payables	704,058
Total liabilities	327,398,205
Net assets, at value	$ 532,762,427
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2010 (Unaudited) (continued)
Net Assets Consist of:
Accumulated distributions in excess of net investment income	(336,308)
Net unrealized appreciation (depreciation) on: Investments	19,623,139
Futures	(174,038)
Accumulated net realized gain (loss)	(304,601,724)
Paid-in capital	818,251,358
Net assets, at value	$ 532,762,427
Net Asset Value
Class A Net Asset Value and redemption price per share ($255,532,043 ÷ 27,906,657 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 9.16
Maximum offering price per share (100 ÷ 95.50 of $9.16)	$ 9.59

Class B

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($8,948,518 ÷ 978,041 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 9.15

Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($26,458,842 ÷ 2,890,011 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 9.16
Class R Net Asset Value, offering and redemption price per share ($3,120,400 ÷ 339,199 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 9.20
Class S Net Asset Value, offering and redemption price per share ($54,099,857 ÷ 5,912,018 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 9.15

Institutional Class

Net Asset Value, offering and redemption price per share ($184,602,767 ÷ 20,165,771 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 9.15

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended April 30, 2010 (Unaudited)
Investment Income
Income: Interest	$ 12,001,271
Income distributions — Central Cash Management Fund	86,385
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	11,400
Total Income	12,099,056
Expenses: Management fee	1,176,106
Administration fee	294,027
Services to shareholders	777,188
Distribution and service fees	546,972
Custodian fee	17,640
Professional fees	47,453
Trustees' fees and expenses	13,333
Reports to shareholders	135,808
Registration fees	41,696
Other	31,854
Total expenses before expense reductions	3,082,077
Expense reductions	(699,200)
Total expenses after expense reductions	2,382,877
Net investment income	9,716,179
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	18,883,293
Futures	(2,129,076)
16,754,217
Change in net unrealized appreciation (depreciation) on: Investments	(9,797,635)
Futures	(5,310)
(9,802,945)
Net gain (loss)	6,951,272
Net increase (decrease) in net assets resulting from operations	$ 16,667,451

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
Operations: Net investment income	$ 9,716,179	$ 58,621,652
Net realized gain (loss)	16,754,217	(304,109,002)
Change in net unrealized appreciation (depreciation)	(9,802,945)	290,990,902
Net increase (decrease) in net assets resulting from operations	16,667,451	45,503,552
Distributions to shareholders from: Net investment income: Class A	(4,678,544)	(20,504,435)
Class B	(127,749)	(642,236)
Class C	(366,628)	(1,577,820)
Class R	(47,829)	(146,709)
Class S	(862,966)	(3,449,579)
Institutional Class	(3,647,193)	(32,325,189)
Total distributions	(9,730,909)	(58,645,968)
Fund share transactions: Proceeds from shares sold	42,409,315	306,250,462
Reinvestment of distributions	8,721,747	55,035,286
Cost of shares redeemed	(178,981,868)	(1,157,988,518)
Redemption fees	—	19,275
Net increase (decrease) in net assets from Fund share transactions	(127,850,806)	(796,683,495)
Increase (decrease) in net assets	(120,914,264)	(809,825,911)
Net assets at beginning of period	653,676,691	1,463,502,602
Net assets at end of period (including accumulated distributions in excess of net investment income of $336,308 and $321,578, respectively)	$ 532,762,427	$ 653,676,691

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 9.04	$ 9.01	$ 10.66	$ 10.72	$ 10.73	$ 11.08
Income (loss) from investment operations: Net investment income[b]	.15	.42	.51	.49	.47	.44
Net realized and unrealized gain (loss)	.12	.02[c]	(1.65)	(.06)	.02	(.30)
Total from investment operations	.27	.44	(1.14)	.43	.49	.14
Less distributions from: Net investment income	(.15)	(.41)	(.51)	(.49)	(.48)	(.44)
Net realized gains	—	—	—	—	(.02)	(.05)
Total distributions	(.15)	(.41)	(.51)	(.49)	(.50)	(.49)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 9.16	$ 9.04	$ 9.01	$ 10.66	$ 10.72	$ 10.73
Total Return (%)[d,e]	2.97**	5.18	(11.17)	4.14	4.72	1.28
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	256	313	562	788	611	431
Ratio of expenses before expense reductions (%)	1.15*	1.05	.97	.99	.95	.81
Ratio of expenses after expense reductions (%)	.86*	.78	.80	.80	.82	.80
Ratio of net investment income (%)	3.26*	4.84	4.93	4.64	4.50	4.04
Portfolio turnover rate (%)	83**	258	223	194	173	177[f]
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2009 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
[d] Total return does not reflect the effect of any sales charges.
[e] Total return would have been lower had certain expenses not been reduced.
[f] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class B Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 9.04	$ 9.00	$ 10.65	$ 10.71	$ 10.72	$ 11.07
Income (loss) from investment operations: Net investment income[b]	.11	.36	.43	.41	.39	.36
Net realized and unrealized gain (loss)	.11	.02[c]	(1.65)	(.06)	.02	(.30)
Total from investment operations	.22	.38	(1.22)	.35	.41	.06
Less distributions from: Net investment income	(.11)	(.34)	(.43)	(.41)	(.40)	(.36)
Net realized gains	—	—	—	—	(.02)	(.05)
Total distributions	(.11)	(.34)	(.43)	(.41)	(.42)	(.41)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 9.15	$ 9.04	$ 9.00	$ 10.65	$ 10.71	$ 10.72
Total Return (%)[d,e]	2.48**	4.37	(11.75)	3.36	3.94	.51
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	12	23	31	35	41
Ratio of expenses before expense reductions (%)	1.86*	1.84	1.72	1.75	1.67	1.56
Ratio of expenses after expense reductions (%)	1.61*	1.55	1.55	1.55	1.57	1.55
Ratio of net investment income (%)	2.51*	4.07	4.18	3.89	3.75	3.29
Portfolio turnover rate (%)	83**	258	223	194	173	177[f]
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2009 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
[d] Total return does not reflect the effect of any sales charges.
[e] Total return would have been lower had certain expenses not been reduced.
[f] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 9.04	$ 9.01	$ 10.66	$ 10.72	$ 10.73	$ 11.08
Income (loss) from investment operations: Net investment income[b]	.11	.36	.43	.41	.39	.36
Net realized and unrealized gain (loss)	.12	.01[c]	(1.65)	(.06)	.02	(.30)
Total from investment operations	.23	.37	(1.22)	.35	.41	.06
Less distributions from: Net investment income	(.11)	(.34)	(.43)	(.41)	(.40)	(.36)
Net realized gains	—	—	—	—	(.02)	(.05)
Total distributions	(.11)	(.34)	(.43)	(.41)	(.42)	(.41)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 9.16	$ 9.04	$ 9.01	$ 10.66	$ 10.72	$ 10.73
Total Return (%)[d,e]	2.59**	4.36	(11.84)	3.37	3.94	.52
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26	33	48	69	55	55
Ratio of expenses before expense reductions (%)	1.78*	1.74	1.66	1.68	1.63	1.56
Ratio of expenses after expense reductions (%)	1.61*	1.55	1.55	1.55	1.57	1.55
Ratio of net investment income (%)	2.51*	4.07	4.18	3.89	3.75	3.29
Portfolio turnover rate (%)	83**	258	223	194	173	177[f]
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2009 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
[d] Total return does not reflect the effect of any sales charges.
[e] Total return would have been lower had certain expenses not been reduced.
[f] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class R Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 9.09	$ 9.05	$ 10.71	$ 10.77	$ 10.77	$ 11.12
Income (loss) from investment operations: Net investment income[b]	.14	.40	.48	.47	.45	.41
Net realized and unrealized gain (loss)	.11	.03[c]	(1.65)	(.06)	.02	(.30)
Total from investment operations	.25	.43	(1.17)	.41	.47	.11
Less distributions from: Net investment income	(.14)	(.39)	(.49)	(.47)	(.45)	(.41)
Net realized gains	—	—	—	—	(.02)	(.05)
Total distributions	(.14)	(.39)	(.49)	(.47)	(.47)	(.46)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 9.20	$ 9.09	$ 9.05	$ 10.71	$ 10.77	$ 10.77
Total Return (%)	2.73d**	5.02[d]	(11.41)[d]	3.88[d]	4.56[d]	1.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	3	3	5	10	7
Ratio of expenses before expense reductions (%)	1.23*	1.35	1.18	1.16	1.12	1.05
Ratio of expenses after expense reductions (%)	1.11*	1.06	1.05	1.05	1.08	1.05
Ratio of net investment income (%)	3.00*	4.57	4.68	4.39	4.24	3.79
Portfolio turnover rate (%)	83**	258	223	194	173	177[e]
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2009 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.04	$ 9.00	$ 10.65	$ 10.71	$ 10.73	$ 11.02
Income (loss) from investment operations: Net investment income[c]	.15	.44	.53	.52	.49	.34
Net realized and unrealized gain (loss)	.11	.03[d]	(1.65)	(.06)	.00***	(.29)
Total from investment operations	.26	.47	(1.12)	.46	.49	.05
Less distributions from: Net investment income	(.15)	(.43)	(.53)	(.52)	(.49)	(.34)
Net realized gains	—	—	—	—	(.02)	—
Total distributions	(.15)	(.43)	(.53)	(.52)	(.51)	(.34)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 9.15	$ 9.04	$ 9.00	$ 10.65	$ 10.71	$ 10.73
Total Return (%)[e]	2.94**	5.42	(10.86)	4.40	4.73	.41**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	54	54	86	133	113	1
Ratio of expenses before expense reductions (%)	.89*	.76	.80	.77	.93	.81*
Ratio of expenses after expense reductions (%)	.71*	.56	.55	.55	.67	.74*
Ratio of net investment income (%)	3.41*	5.06	5.18	4.89	4.65	4.12*
Portfolio turnover rate (%)	83**	258	223	194	173	177[f]
[a] For the six months ended April 30, 2010 (Unaudited).
[b] For the period from February 1, 2005 (commencement of operations of Class S shares) to October 31, 2005.
[c] Based on average shares outstanding during the period.
[d] The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2009 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
[e] Total return would have been lower had certain expenses not been reduced.
[f] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 9.04	$ 9.01	$ 10.66	$ 10.72	$ 10.73	$ 11.08
Income (loss) from investment operations: Net investment income[b]	.16	.44	.54	.52	.50	.47
Net realized and unrealized gain (loss)	.11	.02[c]	(1.66)	(.06)	.01	(.30)
Total from investment operations	.27	.46	(1.12)	.46	.51	.17
Less distributions from: Net investment income	(.16)	(.43)	(.53)	(.52)	(.50)	(.47)
Net realized gains	—	—	—	—	(.02)	(.05)
Total distributions	(.16)	(.43)	(.53)	(.52)	(.52)	(.52)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 9.15	$ 9.04	$ 9.01	$ 10.66	$ 10.72	$ 10.73
Total Return (%)[d]	2.99**	5.42	(10.94)	4.40	4.98	1.52
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	185	239	740	624	599	571
Ratio of expenses before expense reductions (%)	.80*	.68	.58	.59	.61	.56
Ratio of expenses after expense reductions (%)	.61*	.55	.55	.55	.58	.55
Ratio of net investment income (%)	3.51*	5.07	5.18	4.89	4.74	4.29
Portfolio turnover rate (%)	83**	258	223	194	173	177[e]
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2009 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Core Fixed Income Fund (the "Fund") is a diversified series of DWS Advisor Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class R shares are only available to participants in certain retirement plans and are offered to investors without an initial sales charge or contingent deferred sales charge. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund may lend securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Derivatives. Authoritative accounting guidance requires that disclosures about the Fund's derivative and hedging activities and derivatives accounted for as hedging instruments must be disclosed separately from derivatives that do not qualify for hedge accounting. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Fund's derivatives are not accounted for as hedging instruments. As such, even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not considered to be hedging instruments. The disclosure below is presented in accordance with authoritative accounting guidance.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund enters into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2010 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2010, the Fund invested in futures contracts with a total notional value generally indicative of a range from approximately $35,372,000 to $97,877,000.

The following table summarizes the value of the Fund's derivative instruments held as of April 30, 2010 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivative	Futures Contracts
Interest Rate Contracts (a)	$ (174,038)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Net unrealized appreciation (depreciation) on futures. Liability of Payable for daily variation margin on open futures contracts reflects unsettled variation margin.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2010 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Interest Rate Contracts (a)	$ (2,129,076)

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Interest Rate Contracts (a)	$ (5,310)

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At October 31, 2009, the Fund had a net tax basis capital loss carryforward of approximately $320,634,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2014 ($11,016,000), October 31, 2016 ($3,331,000) and October 31, 2017 ($306,287,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2009 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate primarily to securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended April 30, 2010, purchases and sales of investment securities (excluding short-term investments and US Treasury obligations) aggregated $280,942,474 and $476,860,374, respectively. Purchases and sales of US Treasury obligations aggregated $189,518,004 and $132,945,621, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank, AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1.5 billion of the Fund's average daily net assets	.400%
Next $1.75 billion of such net assets	.385%
Next $1.75 billion of such net assets	.370%
Over $5 billion of such net assets	.355%

Effective October 1, 2009, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.86%
Class B	1.61%
Class C	1.61%
Class R	1.11%
Class S	.71%
Institutional Class	.61%

These voluntary waivers or reimbursements may be terminated at any time at the option of the Advisor.

In addition, for the period from November 1, 2009 through September 30, 2010, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class S shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.81%.

Accordingly, for the six months ended April 30, 2010, the Advisor waived a portion of its management fee pursuant to the Investment Management Agreement aggregating $29,170 and the amount imposed aggregated $1,146,936, which was equivalent to an annualized effective rate of 0.39% of the Fund's average daily net assets.

In addition, for the six months ended April 30, 2010, the Advisor reimbursed the Fund $12,240 and $115,767 of sub-recordkeeping expenses for Class S and Institutional Class shares, respectively.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2010, the Administration Fee was $294,027, of which $44,358 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2010, the amounts charged to the Fund by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived
Class A	$ 247,777	$ 247,777
Class B	9,140	9,140
Class C	18,230	18,230
Class R	600	600
Class S	29,747	29,747
Institutional Class	69,549	69,549
	$ 375,043	$ 375,043

Distribution and Service Fees. Under the Fund's Class B, Class C and Class R 12b-1 Plans, DWS Investments Distributors, Inc., ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares and 0.25% of average daily net assets of Class R shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B, C and R shares. For the six months ended April 30, 2010, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2010
Class B	$ 38,033	$ 6,207
Class C	109,701	16,812
Class R	3,975	701
	$ 151,709	$ 23,720

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to the shareholders of Class A, Class B, Class C and Class R at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2010, the Service Fee was as follows:

Service Fee	Total Aggregated	Waived	Unpaid at April 30, 2010	Annualized Effective Rate
Class A	$ 344,160	$ 156,990	$ 37,155.13%
Class B	11,910	3,148	5,157.17%
Class C	35,226	5,621	14,043.20%
Class R	3,967	1,221	1,687.17%
	$ 395,263	$ 166,980	$ 58,042

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2010, aggregated $598.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2010, the CDSC for Class B and C shares aggregated $7,428 and $1,313, respectively. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2010, DIDI received $31 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $14,919, of which $9,895 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and other affiliated money market funds managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of the underlying money market funds. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,293,033	$ 20,768,584	7,655,443	$ 66,827,696
Class B	54,376	493,041	128,404	1,112,409
Class C	101,872	923,707	608,613	5,289,101
Class R	27,978	254,824	108,193	949,756
Class S	1,047,587	9,512,655	1,852,239	16,100,633
Institutional Class	1,154,462	10,456,504	24,615,346	215,970,867
		$ 42,409,315		$ 306,250,462
Shares issued to shareholders in reinvestment of distributions
Class A	483,696	$ 4,372,839	2,172,520	$ 18,878,870
Class B	11,739	106,063	55,935	485,374
Class C	28,334	256,146	122,118	1,061,171
Class R	5,209	47,336	16,681	145,884
Class S	77,951	704,535	335,136	2,910,699
Institutional Class	357,855	3,234,828	3,628,975	31,553,288
		$ 8,721,747		$ 55,035,286
Shares redeemed
Class A	(9,429,245)	$ (85,484,462)	(37,658,512)	$ (328,812,396)
Class B	(385,168)	(3,486,643)	(1,416,451)	(12,321,741)
Class C	(900,884)	(8,162,829)	(2,430,517)	(21,149,993)
Class R	(78,424)	(714,156)	(112,824)	(983,304)
Class S	(1,204,787)	(10,921,143)	(5,785,453)	(50,538,573)
Institutional Class	(7,742,107)	(70,212,635)	(84,044,798)	(744,182,511)
		$ (178,981,868)		$ (1,157,988,518)
Redemption fees		$ —		$ 19,275
Net increase (decrease)
Class A	(6,652,516)	$ (60,343,039)	(27,830,549)	$ (243,090,933)
Class B	(319,053)	(2,887,539)	(1,232,112)	(10,723,958)
Class C	(770,678)	(6,982,976)	(1,699,786)	(14,798,220)
Class R	(45,237)	(411,996)	12,050	112,368
Class S	(79,249)	(703,953)	(3,598,078)	(31,525,199)
Institutional Class	(6,229,790)	(56,521,303)	(55,800,477)	(496,657,553)
		$ (127,850,806)		$ (796,683,495)

F. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Fund's financial statements.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For shareholders of Class A, B, C, S and Institutional Class
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A, B, C and Institutional Class:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SFXAX	SFXBX	SFXCX	SFXSX	MFINX
CUSIP Number	23339E 889	23339E 871	23339E 863	23339E 541	23339E 848
Fund Number	493	693	793	2394	593
For shareholders of Class R
Automated Information Line	DWS Investments Flex Plan Access (800) 532-8411 24-hour access to your retirement plan account.
Web Site

www.dws-investments.com

Click "Retirement Plans" to reallocate assets, process transactions and review your funds through our secure online account access.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 543-5776 To speak with a service representative.
Written Correspondence	DWS Investments Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Class R
Nasdaq Symbol	SFXRX
CUSIP Number	23339E 855
Fund Number	1504

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2009

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 29, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 29, 2010